Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Trade and other receivables	$ 1,101	$ (1,112)
Inventory	242	393
Prepaid expenses and other current assets	159	(120)
Payables and accrued liabilities	238	(122)
Deferred revenues	3
Provision for restructuring and other costs	(290)
Employee future benefits	(126)
Increase (decrease) in operating assets and liabilities	$ 1,327	$ (961)